Condensed Consolidated Financial Statements (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt discount (in Dollars)		$ 0	$ 31
Debt discount related to related parties (in Dollars)		$ 0	$ 2
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	130,000,000	130,000,000	10,487,904
Common stock, shares issued	21,623,769	11,236,801	989,954
Common stock, shares outstanding	21,623,769	11,236,801	989,954
Series A Convertible Preferred Stock
Convertible preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		4,500,000	2,805,839
Convertible preferred stock, shares issued		0	2,550,763
Convertible preferred stock, shares outstanding		0	2,550,763
Series B Convertible Preferred Stock
Convertible preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Convertible preferred stock, shares authorized		491,222	491,222
Convertible preferred stock, shares issued		0	491,222
Convertible preferred stock, shares outstanding		0	491,222